Other long-term investments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Disclosure Of Investments Accounted For Other Than Equity Method Investments [Line Items]
Balance at 01 January	€ 19,289	[1]	€ 11,462
Additions	6,647		6,327
Additions due to discontinue use of equity method	19,463
Adjustments at fair value, affecting net income	223,394		1,500
Net book value 31 December	268,793		€ 19,289	[1]
Exscientia Ltd.
Disclosure Of Investments Accounted For Other Than Equity Method Investments [Line Items]
Adjustments at fair value, affecting net income	€ 223,394

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”